REVENUE RECOGNITION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Revenue Recognition [Abstract]
Accounts receivable, net	$ 154,400		$ 63,300	$ 6,500
Deferred revenue	152,100		159,700	45,900
Recorded deferred revenue	$ (7,600)	$ 125,000	$ 113,800